UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2013 (Unaudited)

DWS Floating Rate Fund
	Principal Amount ($)	Value ($)
Loan Participations and Assignments 89.8%
Senior Loans **
Consumer Discretionary 26.5%
99 Cents Only Stores, Term Loan, 5.25%, 1/11/2019	5,929,659	5,988,955
Academy Ltd., Term Loan, 4.5%, 8/3/2018	3,970,000	3,997,294
Air Distribution Technologies, Inc., First Lien Term Loan, 5.0%, 11/9/2018	6,965,000	7,052,063
AMC Entertainment, Inc., Term Loan, 3.5%, 4/30/2020	3,990,000	3,996,484
Armstrong World Industries, Inc.:
Term Loan A, 2.776%, 3/15/2018	3,000,000	2,997,195
Term Loan B, 3.5%, 3/16/2020	5,987,500	5,986,003
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 12/2/2019	5,458,750	5,424,633
August LuxUK Holding Company SARL, First Lien Term Loan, 5.0%, 4/27/2018	1,402,434	1,404,187
August U.S. Holding Company, Inc., First Lien Term Loan B, 5.0%, 4/27/2018	1,078,819	1,080,167
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	7,375,691	7,117,541
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019	4,479,900	4,483,640
Bally Technologies, Inc., Term Loan B, 4.25%, 8/31/2020	25,500,000	25,508,032
BJ's Wholesale Club, Inc., Term Loan, 4.25%, 9/26/2019	2,992,481	3,000,351
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019	19,336,286	19,344,407
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/2017	11,551,399	11,666,913
Caesars Entertainment Operating Co.:
Term Loan B6, 5.434%, 1/26/2018	6,706,462	6,047,016
Term Loan B4, 9.5%, 10/31/2016	12,262,821	12,242,404
Calceus Acquisition, Inc., Term Loan, 5.75%, 1/31/2020	6,967,414	7,039,979
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	19,909,181	20,041,080
Cenveo Corp., Term Loan, 6.25%, 2/13/2017	4,987,500	5,031,141
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019	5,431,250	5,450,938
Charter Communications Operating LLC, Term Loan E, 3.0%, 7/1/2020	7,000,000	6,943,125
Chrysler Group LLC, Term Loan B, 4.25%, 5/24/2017	3,920,000	3,974,135
Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 4/29/2016	2,346,641	2,355,441
Clear Channel Communications, Inc., Term Loan B, 3.832%, 1/29/2016	13,141,433	12,296,636
Crown Media Holdings, Inc., Term Loan B, 4.0%, 7/14/2018	10,582,644	10,584,760
Cumulus Media Holdings, Inc.:
First Lien Term Loan, 4.5%, 9/17/2018	15,747,569	15,872,289
Second Lien Term Loan, 7.5%, 9/16/2019	5,240,000	5,312,050
David's Bridal, Inc., Term Loan B, 5.0%, 10/11/2019	6,965,000	7,022,426
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/2018	3,473,779	3,495,490
Entercom Radio LLC, Term Loan B, 5.0%, 11/23/2018	2,561,189	2,586,801
Entravision Communications Corp., Term Loan, 3.5%, 5/29/2020	18,000,000	17,881,830
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019	26,661,219	25,739,274
Golden Nugget, Inc.:
Term Delay Draw, 3.19%, 6/30/2014	3,461,398	3,425,711
Term Loan B, 3.19%, 6/30/2014	6,141,008	6,077,694
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019	5,000,000	5,039,700
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	21,770,910	20,966,584
Hargray Communications Group, Inc., Term Loan B, 4.75%, 6/25/2019	4,000,000	3,992,500
Harron Communications Corp., Term Loan B, 3.5%, 6/19/2020	8,164,167	8,196,456
Hillman Group, Inc., Term Loan B, 4.25%, 5/29/2017	1,965,620	1,982,820
Hilton Hotels Corp.:
Class D, 3.934%, 11/12/2014	9,587,924	9,543,005
Class E, 4.185%, 11/12/2014	12,563,867	12,505,005
Hubbard Radio LLC, Term Loan B, 4.5%, 4/29/2019	15,441,576	15,544,571
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016	980,000	980,907
J Crew Group, Inc., Term Loan B1, 4.0%, 3/7/2018	14,581,172	14,592,254
JC Penney Corp., Inc., First Lien Term Loan, 6.0%, 5/21/2018	14,500,000	14,181,797
Jo-Ann Stores, Inc., Term Loan, 4.0%, 3/16/2018	11,072,324	11,103,492
Kasima LLC, Term Loan B, 3.25%, 5/17/2021	14,000,000	14,008,820
Landry's, Inc., Term Loan B, 4.75%, 4/24/2018	12,775,425	12,887,210
Leslie's Poolmart, Inc., Term Loan B, 5.25%, 10/16/2019	2,930,340	2,958,178
Lions Gate Entertainment Corp., Second Lien Term Loan, 5.0%, 7/17/2020	4,000,000	4,023,320
Live Nation Entertainment, Inc., Term Loan B, 3.5%, 8/16/2020	4,000,000	4,017,480
Local TV Finance LLC, Term Loan B2, 4.19%, 5/7/2015	1,351,670	1,355,725
MCC Iowa LLC, Term Loan H, 3.25%, 1/29/2021	8,000,000	7,935,000
Media Holdco LP, Term Loan B, 7.25%, 7/31/2018	14,069,649	14,139,997
Mediacom Illinois LLC, Term Loan E, 4.5%, 10/23/2017	4,874,372	4,886,558
Mohegan Tribal Gaming Authority:
Term Loan B, 5.5%, 3/31/2015	9,681,566	9,717,872
Term Loan B, 9.0%, 3/31/2016	5,000,000	5,152,075
National CineMedia LLC, Term Loan, 2.94%, 11/26/2019	11,500,000	11,456,875
National Vision, Inc., Term Loan B, 7.0%, 8/2/2018	3,950,000	3,979,625
Neiman Marcus Group, Inc., Term Loan, 4.0%, 5/16/2018	13,305,994	13,323,891
NEP/NCP Holdco, Inc.:
Term Loan, 4.75%, 1/22/2020	15,920,000	16,011,540
Second Lien Term Loan, 9.5%, 8/18/2020	3,285,714	3,375,053
Oceania Cruises, Inc., Term Loan B, 6.75%, 6/29/2020	10,750,000	10,866,476
Otter Products LLC, Term Loan B, 5.25%, 4/29/2019	4,500,000	4,522,455
Penn National Gaming, Inc., Term Loan B, 3.75%, 7/16/2018	1,277,412	1,281,404
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	16,137,931	16,240,972
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018	8,903,291	8,884,772
Term Loan B2, 4.25%, 8/7/2019	8,958,750	8,947,552
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/2020	3,000,000	3,016,845
Quad/Graphics, Inc., Term Loan B, 4.0%, 7/26/2018	3,930,000	3,915,263
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/1/2019	5,000,000	5,003,125
Raycom TV Broadcasting, Inc., Term Loan B, 4.25%, 5/31/2017	4,900,000	4,936,750
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020	19,781,324	19,867,867
Renfro Corp., Term Loan B, 5.75%, 1/30/2019	6,467,500	6,505,206
Sagittarius Restaurants LLC, Term Loan, 6.25%, 10/1/2018	9,476,250	9,523,631
San Juan Cable Holdings LLC:
Term Loan B, 6.0%, 6/9/2017	6,570,925	6,636,634
Second Lien Term Loan, 10.0%, 6/8/2018	1,000,000	1,009,165
Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/2020	7,000,000	7,004,375
Sesac Holdco II LLC:
First Lien Term Loan, 6.0%, 2/8/2019	5,970,000	6,003,581
Second Lien Term Loan, 10.0%, 6/28/2019	500,000	516,250
Springer Science+Business Media Deutschland GmbH, Term Loan B2, 5.0%, 7/31/2020	16,500,000	16,402,072
SRAM LLC, Term Loan B, 4.0%, 4/10/2020	14,423,129	14,351,013
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020	15,935,216	15,829,008
Toys 'R' Us-Delaware, Inc.:
Term Loan B2, 5.25%, 5/25/2018	949,169	921,168
Term Loan B3, 5.25%, 5/25/2018	2,850,255	2,756,909
Term Loan, 6.0%, 9/1/2016	15,770,646	15,545,599
Travelport LLC:
Term Loan, 6.25%, 6/26/2019	10,279,666	10,410,731
Second Lien Term Loan, 9.5%, 1/29/2016	4,160,094	4,324,772
U.S. Finco LLC:
First Lien Term Loan, 4.0%, 5/29/2020	3,000,000	3,000,015
Second Lien Term Loan, 8.25%, 11/30/2020	2,000,000	2,006,250
UCI International, Inc., Term Loan B, 5.5%, 7/26/2017	8,038,908	8,085,815
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020	15,922,383	15,914,581
UPC Financing Partnership:
Term Loan AH, 3.25%, 6/30/2021	5,177,591	5,168,349
Term Loan AF, 4.0%, 1/29/2021	8,250,000	8,298,097
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.75%, 11/21/2017	3,000,000	3,056,250
Visant Holding Corp., Term Loan B, 5.25%, 12/22/2016	19,563,880	18,983,126
WaveDivision Holdings LLC, Term Loan B, 4.0%, 10/15/2019	2,193,987	2,201,524
WMG Acquisition Corp., Term Loan, 3.75%, 7/1/2020	7,000,000	6,997,060
Yankee Candle Company, Inc., Term Loan B, 5.25%, 4/2/2019	6,061,638	6,123,770
Yonkers Racing Corp., First Lien Term Loan, 4.25%, 8/16/2019	5,000,000	4,981,250

		826,366,077
Consumer Staples 7.4%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016	6,322,862	6,356,468
Term Loan B2, 4.75%, 3/21/2019	5,647,138	5,658,884
American Seafoods Group LLC, Term Loan B, 4.25%, 3/16/2018	7,203,490	7,186,994
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018	4,987,500	4,985,929
Centerplate, Inc., Term Loan A, 5.75%, 10/15/2018	8,932,500	8,992,035
Clearwater Seafoods LP, Term Loan B, 4.75%, 6/24/2019	8,033,333	8,076,834
Collective Brands Finance, Inc., Term Loan, 7.25%, 10/9/2019	13,908,856	14,175,419
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	4,000,000	3,975,000
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018	15,023,276	15,051,370
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018	20,361,450	20,514,263
Focus Brands, Inc.:
Term Loan, 4.25%, 2/21/2018	5,754,385	5,779,589
Second Lien Term Loan, 10.25%, 8/21/2018	2,000,000	2,040,000
Grocery Outlet, Inc., Term Loan B1, 5.5%, 12/10/2018	10,950,871	11,033,003
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020	16,500,000	16,625,812
NBTY, Inc., Term Loan B2, 3.5%, 10/1/2017	1,487,652	1,497,746
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020	4,000,000	4,110,000
North American Breweries, Inc., Term Loan B, 7.5%, 12/11/2018	2,487,500	2,512,375
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020	13,466,250	13,368,081
Pinnacle Holdco SARL, Term Loan, 4.75%, 7/24/2019	11,927,563	11,923,865
Prestige Brands, Inc., Term Loan, 3.75%, 1/31/2019	1,988,636	2,006,037
Roundy's Supermarkets, Inc., Term Loan B, 5.75%, 2/13/2019	6,915,423	6,811,692
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.0%, 4/23/2020	3,857,143	3,874,809
SUPERVALU, Inc., Term Loan B, 5.0%, 3/21/2019	5,483,086	5,511,077
U.S. Foods, Inc., Term Loan, 4.5%, 3/29/2019	22,274,987	22,339,919
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/2/2020	9,975,000	9,839,440
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/2019	2,603,333	2,603,333
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 2/16/2017	12,878,029	12,865,795

		229,715,769
Energy 4.8%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017	20,000,000	20,444,800
Crestwood Holdings LLC, Term Loan B1, 7.0%, 6/19/2019	10,403,925	10,585,994
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021	11,250,000	11,320,313
Energy Transfer Equity LP, Term Loan B, 3.75%, 3/24/2017	1,350,000	1,360,550
Exco Resources, Inc., Term Loan, 5.0%, 7/31/2019	23,500,000	23,353,125
Frac Tech International LLC, Term Loan B, 8.5%, 5/6/2016	6,500,000	6,412,933
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020	1,026,044	1,030,533
Murray Energy Corp., Term Loan B, 4.75%, 5/24/2019	1,500,000	1,503,750
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017	11,690,079	11,076,350
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020	2,919,360	2,915,710
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018	18,500,000	18,638,842
Saxon Energy Services, Inc., Term Loan B, 5.5%, 2/15/2019	7,980,000	8,007,411
Sheridan Production Partners I LLC:
Term Loan B2, 5.0%, 9/14/2019	16,286,173	16,333,647
Term Loan B2-1A, 5.0%, 9/25/2019	2,158,051	2,164,342
Term Loan B2-1M, 5.0%, 9/25/2019	1,318,150	1,321,993
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018	7,375,451	7,478,412
Walter Energy, Inc., Term Loan B, 6.75%, 4/2/2018	5,873,195	5,619,913

		149,568,618
Financials 5.7%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	5,000,000	4,982,500
American Capital Holdings, Inc., Term Loan, 4.0%, 8/22/2016	4,125,000	4,152,493
AmWINS Group, Inc., Term Loan, 5.0%, 9/6/2019	8,955,000	9,014,730
Asurion LLC, Term Loan B1, 4.5%, 5/24/2019	21,376,406	21,177,498
AWAS Finance Luxembourg SARL, Term Loan B, 3.5%, 6/10/2016	3,014,220	3,023,639
Clipper Acquisitions Corp., Term Loan B, 4.0%, 2/6/2020	6,965,000	7,009,611
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/2018	6,490,389	6,522,841
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan, 5.0%, 4/16/2020	11,000,000	11,082,500
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 12/10/2019	12,458,734	12,365,294
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020	5,000,000	5,012,500
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019	1,488,750	1,500,846
FGI Operating Co., LLC, Term Loan, 5.5%, 4/19/2019	2,476,157	2,488,538
Flying Fortress, Inc., Term Loan, 3.5%, 6/30/2017	3,000,000	3,007,500
Genworth Financial, Inc., Term Loan B, 6.5%, 7/1/2019	3,000,000	3,021,240
Guggenheim Partners LLC, Term Loan, 4.25%, 7/17/2020	15,000,000	15,131,250
Istar Financial, Inc.:
Term Loan, 4.5%, 10/16/2017	19,064,599	19,115,120
Term Loan A2, 7.0%, 3/17/2017	1,952,061	2,013,883
LPL Holdings, Inc., Term Loan B, 3.25%, 3/29/2019	2,992,500	2,980,650
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017	4,558,311	4,562,869
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	4,000,000	4,023,760
Nuveen Investments, Inc., Term Loan, 4.182%, 5/15/2017	18,823,348	18,772,337
Ocwen Financial Corp., Term Loan, 5.0%, 2/15/2018	3,990,000	4,042,867
Serta Simmons Holdings LLC, Term Loan, 5.0%, 10/1/2019	5,970,000	6,002,656
Springleaf Financial Funding Co., Term Loan, 5.5%, 5/10/2017	5,040,000	5,050,080
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020	1,995,000	1,995,000

		178,052,202
Health Care 3.6%
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	9,039,212	9,061,811
AMN Healthcare, Inc., Term Loan B, 3.75%, 4/5/2018	2,992,400	3,013,586
Aptalis Pharma, Inc., Term Loan B, 5.5%, 2/10/2017	13,305,414	13,363,692
Bright Horizons Family Solutions, Inc., Term Loan B, 4.0%, 1/30/2020	2,985,000	2,994,701
Community Health Systems, Inc., Term Loan, 3.761%, 1/25/2017	3,818,283	3,838,806
DaVita, Inc.:
Term Loan B2, 4.0%, 11/1/2019	3,980,000	4,005,591
Term Loan B, 4.5%, 10/20/2016	1,437,816	1,450,929
Drumm Investors LLC, Term Loan, 5.0%, 5/4/2018	13,222,208	12,664,429
Education Management LLC, Term Loan C2, 4.313%, 6/1/2016	14,457,034	13,258,329
Grifols, Inc., Term Loan B, 4.25%, 6/1/2017	2,927,056	2,952,155
HCA, Inc., Term Loan B3, 2.932%, 5/1/2018	1,500,000	1,501,358
Healogics, Inc., First Lien Term Loan, 5.25%, 2/5/2019	5,492,500	5,531,414
Hologic, Inc., Term Loan B, 3.75%, 8/1/2019	3,491,497	3,513,948
IMS Health, Inc., Term Loan B1, 3.75%, 9/1/2017	1,000,000	1,003,285
Lifepoint Hospitals, Inc., Term Loan B, 2.69%, 7/24/2017	995,000	1,001,846
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019	11,910,150	11,885,972
Surgical Care Affiliates, Inc.:
Term Loan C, 4.25%, 6/29/2018	3,000,000	3,011,250
Term Loan B, 4.276%, 12/29/2017	2,924,611	2,931,923
U.S. Renal Care, Inc.:
First Lien Term Loan, 5.25%, 7/3/2019	3,000,000	3,009,990
Second Lien Term Loan, 8.5%, 1/3/2020	2,500,000	2,509,375
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 4.375%, 2/13/2019	990,000	995,935
Term Loan B, 4.375%, 12/11/2019	4,972,462	4,997,946
VWR Funding, Inc., Term Loan, 4.182%, 4/3/2017	1,990,000	1,996,637
Warner Chilcott Corp.:
Term Loan B1, 4.25%, 3/15/2018	1,253,069	1,257,768
Incremental Term Loan B1, 4.25%, 3/15/2018	545,492	547,537
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018	987,441	991,144

		113,291,357
Industrials 16.9%
Acosta, Inc., Term Loan D, 5.0%, 3/2/2018	12,080,826	12,183,996
Advantage Sales & Marketing, Inc.:
First Lien Term Loan, 4.25%, 12/18/2017	6,310,299	6,353,682
Second Lien Term Loan, 8.25%, 6/18/2018	10,183,714	10,374,710
Allegiant Travel Co., Term Loan B, 5.75%, 3/10/2017	3,890,522	3,905,111
Alliance Laundry Systems LLC, Term Loan, 4.25%, 12/7/2018	5,185,698	5,202,992
American Airlines, Inc., Term Loan, 4.75%, 6/27/2019	15,000,000	14,859,375
American Petroleum Tankers LLC, Term Loan B, 4.75%, 10/2/2019	3,733,333	3,756,667
Ancestry.com, Inc.:
Term Loan B2, 4.25%, 5/14/2018	1,662,500	1,674,969
Term Loan, 5.25%, 12/28/2018	5,830,746	5,881,765
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020	6,000,000	6,030,540
Atlantic Aviation FBO, Inc., Term Loan B, 3.25%, 6/1/2020	2,500,000	2,487,500
Awas Aviation Capital Ltd., Term Loan, 3.5%, 7/16/2018	1,426,671	1,435,595
Booz Allen Hamilton, Inc., Term Loan, 3.75%, 7/31/2019	5,955,000	5,975,217
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	12,635,959	12,707,037
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017	10,368,932	10,472,621
CEVA Group PLC:
Term Loan B, 5.266%, 8/31/2016	9,910,863	9,432,665
Letter of Credit, 5.276%, 8/31/2016	1,774,152	1,688,549
ClientLogic Corp., Term Loan, 7.019%, 1/30/2017	10,075,797	10,050,607
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2014 *	1,413,475	42,404
Letter of Credit, LIBOR plus 5.75%, 4/21/2014 *	298,057	8,942
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/23/2019	5,486,250	5,253,084
Connolly Holdings, Inc., First Lien Term Loan, 6.5%, 7/13/2018	3,831,571	3,853,123
CPG International, Inc., Term Loan, 5.75%, 9/18/2019	14,887,500	15,054,984
CPI International, Inc., Term Loan B, 5.0%, 2/13/2017	5,896,245	5,910,986
Crossmark Holdings, Inc.:
Term Loan, 4.5%, 12/20/2019	3,482,500	3,473,811
Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	1,002,500
Delta Air Lines, Inc., Term Loan B, 4.25%, 4/20/2017	10,794,811	10,864,492
DynCorp International LLC, Term Loan B, 6.25%, 7/7/2016	5,664,547	5,722,354
Garda World Security Corp., Term Loan B, 4.5%, 11/13/2019	992,500	1,003,666
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/2020	17,000,000	16,942,455
Generac Power Systems, Inc., Term Loan B, 3.5%, 5/29/2020	11,563,611	11,534,644
Genpact International, Inc., Term Loan B, 3.5%, 8/30/2019	6,475,000	6,497,954
Grede LLC, Term Loan B, 4.5%, 5/2/2018	4,829,872	4,847,984
Hertz Corp., Term Loan B, 3.75%, 3/12/2018	4,975,000	4,992,313
IG Investment Holdings LLC, First Lien Term Loan, 6.0%, 10/31/2019	8,461,241	8,588,159
Infor (U.S.), Inc.:
Term Loan B3, 3.75%, 6/3/2020	2,175,162	2,164,830
Term Loan B2, 5.25%, 4/5/2018	7,588,784	7,650,443
Intelligrated, Inc., First Lien Term Loan, 4.5%, 7/30/2018	2,977,500	2,992,388
Interactive Data Corp., Term Loan B, 3.75%, 2/11/2018	19,605,963	19,605,963
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	11,661,219	11,559,183
Second Lien Term Loan, 10.5%, 12/20/2016	7,000,000	6,910,330
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/26/2019	4,000,000	4,000,000
Livingston International, Inc., First Lien Term Loan, 5.0%, 4/16/2019	6,000,000	5,996,250
LMI Aerospace, Inc., Term Loan, 4.75%, 12/28/2018	1,990,000	1,980,468
Mirror Bidco Corp., Term Loan, 5.25%, 12/27/2019	3,980,000	4,013,173
MModal, Inc., Term Loan B, 7.5%, 8/15/2019	13,807,621	13,623,497
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018	13,582,457	13,650,369
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.25%, 6/27/2018	4,000,000	4,080,000
Orbitz Worldwide, Inc.:
Term Loan B, 4.5%, 9/20/2017	1,666,667	1,676,567
Term Loan C, 5.75%, 3/25/2019	12,666,667	12,739,943
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/2019	5,108,875	5,137,612
Polyconcept Investments BV, First Lien Term Loan, 6.0%, 6/27/2019	4,417,175	4,400,610
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018	5,749,054	5,792,172
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/20/2020	5,441,733	5,394,118
Sabre, Inc., Term Loan B, 5.25%, 2/19/2019	13,320,044	13,472,292
Silver II US Holdings LLC, Term Loan, 4.0%, 12/13/2019	8,987,469	8,929,904
Six3 Systems, Inc., Term Loan B, 7.0%, 10/4/2019	8,457,500	8,584,363
Sophia LP, Term Loan B, 4.5%, 7/19/2018	4,852,592	4,881,707
SourceHov LLC, First Lien Term Loan, 5.25%, 4/30/2018	6,700,000	6,758,625
State Class Tankers II LLC, Term Loan B, 6.75%, 6/22/2020	8,500,000	8,585,000
STG-Fairway Acquisitions, Term Loan B, 6.25%, 2/28/2019	4,987,500	4,993,759
SumTotal Systems LLC, First Lien Term Loan, 6.25%, 11/16/2018	8,468,514	8,500,270
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019	14,962,500	15,074,719
Swift Transportation Co., Inc., Term Loan B2, 4.0%, 12/21/2017	4,714,392	4,748,571
Tank Holding Corp., Term Loan, 4.25%, 7/9/2019	7,849,468	7,829,844
TASC, Inc., Term Loan B, 4.5%, 12/18/2015	4,926,225	4,900,067
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020	992,498	993,947
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	6,438,741	6,457,510
TriNet Group, Inc.:
Term Loan B1, 3.98%, 8/12/2016	1,750,000	1,751,461
Term Loan B2, 5.0%, 8/14/2020	5,000,000	4,968,750
U.S. Airways Group, Inc.:
Term Loan B2, 3.5%, 11/23/2016	3,000,000	2,999,385
Term Loan B1, 4.25%, 5/23/2019	13,100,000	12,966,970
U.S. Security Holdings, Inc.:
Term Delay Draw, 6.0%, 7/28/2017	652,920	657,000
Term Loan, 6.0%, 7/28/2017	3,288,619	3,309,173
United Airlines, Inc., Term Loan B, 4.0%, 4/1/2019	6,683,250	6,711,086
WASH Multifamily Laundry Systems LLC, Term Loan, 5.25%, 2/21/2019	3,990,000	4,009,950
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017	8,761,747	8,805,600
WESCO Distribution, Inc., Term Loan B, 4.5%, 12/12/2019	2,451,786	2,471,694
West Corp., Term Loan B8, 3.75%, 6/29/2018	4,857,151	4,871,772
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019	6,467,500	6,467,500

		528,136,288
Information Technology 8.8%
Allflex Holdings III, Inc., First Lien Term Loan, 4.25%, 7/20/2020	2,000,000	2,007,510
Arris Group, Inc., Term Loan B, 3.5%, 4/17/2020	9,975,000	9,875,250
Aspect Software, Inc., Term Loan B, 7.0%, 5/6/2016	10,313,988	10,378,347
Attachmate Corp.:
First Lien Term Loan, 7.25%, 11/22/2017	9,394,646	9,453,362
Second Lien Term Loan, 11.0%, 11/22/2018	9,730,441	9,720,711
Avaya, Inc.:
Term Loan B3, 4.762%, 10/26/2017	15,848,992	14,159,648
Term Loan B5, 8.0%, 3/30/2018	7,721,607	7,323,442
Blackboard, Inc., Term Loan B2, 6.25%, 10/4/2018	9,354,073	9,420,300
Blue Coat Systems, Inc., Term Loan, 4.5%, 5/31/2019	12,507,500	12,546,586
CDW LLC, Term Loan, 3.5%, 4/28/2020	6,500,000	6,475,625
CommScope, Inc., Term Loan, 3.75%, 1/12/2018	11,556,810	11,643,486
Deltek, Inc.:
First Lien Term Loan, 5.0%, 10/10/2018	6,716,250	6,736,399
Second Lien Term Loan, 10.0%, 10/10/2019	4,500,000	4,541,265
DG FastChannel, Inc., Term Loan B, 7.25%, 7/26/2018	14,358,868	14,251,176
First Data Corp.:
Term Loan, 4.184%, 3/24/2017	2,926,756	2,907,455
Term Loan B, 4.184%, 3/23/2018	21,135,503	20,978,361
Four Seasons Holdings, Inc., First Lien Term Loan, 4.25%, 6/27/2020	3,000,000	3,030,000
Freescale Semiconductor, Inc., Term Loan B4, 5.0%, 2/28/2020	15,960,000	16,062,543
Global Cash Access LLC, Term Loan B, 4.0%, 3/1/2016	1,033,333	1,036,779
Hyland Software, Inc., First Lien Term Loan, 5.5%, 10/25/2019	6,467,500	6,501,842
iPayment, Inc., Term Loan B, 6.75%, 5/8/2017	11,131,058	10,852,781
Microsemi Corp., Term Loan, 3.75%, 2/19/2020	6,814,106	6,854,548
NPC International, Inc., Term Loan B, 4.5%, 12/28/2018	1,981,667	1,999,829
NXP BV, Term Loan A1, 4.5%, 3/3/2017	8,297,577	8,453,157
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 3/30/2019	12,375,000	12,426,542
Riverbed Technology, Inc., Term Loan, 4.0%, 12/18/2019	4,565,080	4,612,169
RP Crown Parent LLC, First Lien Term Loan, 6.75%, 12/21/2018	16,436,209	16,637,060
Scientific Games International, Inc., Term Loan B, 4.25%, 5/22/2020	4,750,000	4,715,372
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.75%, 5/9/2017	9,992,855	9,902,320
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,441,655
SI Organization, Inc., Term Loan B, 5.5%, 11/22/2016	2,436,394	2,393,757
SkillSoft Corp., Term Loan B, 5.0%, 5/26/2017	5,472,131	5,533,692
Spansion LLC, Term Loan B, 5.25%, 12/11/2018	2,763,552	2,783,422
SymphonyIRI Group, Inc., Term Loan B, 4.5%, 12/1/2017	5,451,394	5,471,864

		275,128,255
Materials 9.1%
American Rock Salt Holdings LLC, Term Loan, 5.5%, 4/25/2017	1,754,851	1,758,360
Appvion, Inc., Term Loan, 6.75%, 6/28/2019	8,000,000	8,000,000
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/2018	12,382,479	12,051,248
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.75%, 2/3/2020	19,193,800	19,364,145
AZ Chem U.S., Inc., Term Loan, 5.25%, 12/22/2017	2,679,263	2,706,525
Berlin Packaging LLC, First Lien Term Loan, 4.75%, 4/2/2019	3,950,000	3,964,812
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020	15,937,500	15,843,628
Caraustar Industries, Inc., Term Loan, 7.5%, 5/1/2019	1,971,429	2,013,321
Chemtura Corp., Term Loan B, 5.5%, 8/27/2016	4,097,427	4,134,571
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016	14,778,895	14,815,843
Exopack LLC, Term Loan, 5.0%, 5/31/2017	18,637,455	18,847,127
Fairmount Minerals Ltd., Term Loan B, 5.25%, 3/15/2017	13,579,336	13,600,588
Ineos U.S. Finance LLC, 6 Year Term Loan, 4.0%, 5/4/2018	24,321,031	24,170,848
JMC Steel Group, Inc., Term Loan, 4.75%, 4/3/2017	2,932,568	2,937,157
MacDermid, Inc.:
First Lien Term Loan, 4.0%, 6/8/2020	9,000,000	9,028,170
Second Lien Term Loan, 7.75%, 12/7/2020	3,000,000	3,045,000
Multi Packaging Solutions, Inc., Term Loan B, 4.25%, 8/21/2020	5,500,000	5,525,795
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	8,984,754	8,939,831
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	16,569,161	15,782,126
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	11,111,809	10,940,521
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019	7,197,178	7,233,164
Second Lien Term Loan, 8.0%, 1/17/2020	4,000,000	4,060,000
Pact Group Pty Ltd., Term Loan B, 3.75%, 5/29/2020	2,000,000	1,982,500
Reynolds Group Holdings, Inc., Term Loan, 4.75%, 9/28/2018	12,902,500	13,013,203
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/15/2020	2,000,000	2,003,750
Tronox, Inc., Term Loan, 4.5%, 3/13/2020	3,154,643	3,192,751
Tube City IMS Corp., Term Loan, 4.75%, 3/20/2019	16,258,306	16,298,952
U.S. Silica Co., Term Loan B, 4.0%, 7/17/2020	5,000,000	5,012,500
Unifrax Corp., Term Loan, 4.25%, 11/28/2018	1,990,000	2,001,442
Univar, Inc., Term Loan B, 5.0%, 6/30/2017	12,779,161	12,501,278
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2018	5,196,728	5,222,737
Waupaca Foundry, Inc., Term Loan, 4.5%, 6/29/2017	4,934,404	4,942,620
World Kitchen, Inc., Term Loan B, 5.5%, 3/4/2019	8,032,500	8,092,744

		283,027,257
Telecommunication Services 4.1%
Alaska Communications Systems Holdings, Inc., Term Loan B, 6.25%, 10/21/2016	11,496,680	11,424,826
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/2019	2,482,513	2,493,374
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020	5,985,000	6,039,224
Fibertech Networks LLC, Term Loan B, 4.5%, 12/18/2019	3,980,000	4,011,104
Genesys Telecom Holdings U.S., Inc., Term Loan B, 4.0%, 2/7/2020	10,029,875	10,051,840
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	2,661,290	2,618,044
Level 3 Financing, Inc.:
Term Loan, 4.0%, 8/1/2019	1,000,000	1,001,150
Term Loan, 4.75%, 8/1/2019	2,000,000	2,003,120
NTELOS, Inc., Term Loan B, 5.75%, 11/8/2019	18,444,887	18,421,831
Securus Technologies Holdings, Inc., Term Loan, 4.75%, 4/30/2020	8,000,000	7,900,000
Sorenson Communications, Inc., First Lien Term Loan, 9.5%, 10/31/2014	9,975,000	9,975,000
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019	6,500,000	6,542,672
Telesat LLC, Term Loan B2, 3.5%, 3/28/2019	12,967,500	13,012,886
Virgin Media Investment Holdings Ltd., Term Loan B, 3.5%, 6/8/2020	13,000,000	12,967,305
Windstream Corp.:
Term Loan B4, 3.5%, 1/23/2020	3,482,500	3,490,841
Term Loan B3, 4.0%, 8/8/2019	1,485,000	1,492,425
Zayo Group LLC, Term Loan B, 4.5%, 7/2/2019	14,883,647	14,958,065

		128,403,707
Utilities 2.9%
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018	965,127	969,629
Equipower Resources Holdings LLC:
Term Loan C, 4.25%, 12/31/2019	6,000,000	6,039,750
First Lien Term Loan, 5.5%, 12/21/2018	10,333,220	10,398,888
Second Lien Term Loan, 10.0%, 6/21/2019	2,000,000	2,055,000
Essential Power LLC, Term Loan B, 4.25%, 8/8/2019	11,830,669	11,904,610
La Frontera Generation LLC, Term Loan, 4.5%, 9/30/2020	17,150,000	17,214,398
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019	8,333,123	8,411,288
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018	8,977,500	8,934,722
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020	11,720,625	11,837,831
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017	7,044,398	7,057,606
Texas Competitive Electric Holdings Co., LLC:
Term Loan, 3.685%, 10/10/2014	1,922,778	1,313,324
Term Loan, 4.685%, 10/10/2017	3,956,639	2,683,927

		88,820,973

Total Loan Participations and Assignments (Cost $2,796,932,065)		2,800,510,503
Corporate Bonds 5.0%
Consumer Discretionary 1.4%
AmeriGas Finance LLC, 7.0%, 5/20/2022	2,657,000	2,803,135
APX Group, Inc., 144A, 6.375%, 12/1/2019	5,000,000	4,712,500
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022	3,000,000	3,172,500
Libbey Glass, Inc., 6.875%, 5/15/2020	900,000	961,875
LKQ Corp., 144A, 4.75%, 5/15/2023	2,500,000	2,300,000
MGM Resorts International, 7.75%, 3/15/2022	5,000,000	5,312,500
Netflix, Inc., 144A, 5.375%, 2/1/2021	4,000,000	4,020,000
Penske Automotive Group, Inc., 5.75%, 10/1/2022	1,000,000	990,000
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021	4,000,000	3,700,000
Sirius XM Radio, Inc.:
144A, 4.25%, 5/15/2020	1,000,000	915,000
144A, 5.25%, 8/15/2022	1,000,000	927,500
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021	3,500,000	3,456,250
Sotheby's, 144A, 5.25%, 10/1/2022	4,000,000	3,780,000
Travelport LLC, 144A, 6.4% ***, 3/1/2016	3,461,020	3,357,190
Wolverine World Wide, Inc., 144A, 6.125%, 10/15/2020	2,000,000	2,075,000

		42,483,450
Consumer Staples 0.1%
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021	3,000,000	3,165,000
Energy 1.7%
Halcon Resources Corp., 8.875%, 5/15/2021	4,000,000	4,010,000
Midstates Petroleum Co., Inc., 144A, 9.25%, 6/1/2021	2,000,000	1,900,000
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023	1,000,000	992,500
Newfield Exploration Co., 6.875%, 2/1/2020	8,950,000	9,375,125
Offshore Group Investment Ltd.:
7.125%, 4/1/2023	8,000,000	7,700,000
7.5%, 11/1/2019	8,135,000	8,460,400
Pacific Drilling SA, 144A, 5.375%, 6/1/2020	11,000,000	10,615,000
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021	4,000,000	3,820,000
144A, 5.625%, 4/15/2023	1,000,000	927,500
SM Energy Co., 144A, 5.0%, 1/15/2024	1,100,000	1,020,250
Welltec AS, 144A, 8.0%, 2/1/2019	4,000,000	4,260,000

		53,080,775
Health Care 0.1%
Tenet Healthcare Corp., 144A, 4.375%, 10/1/2021	4,000,000	3,630,000
Industrials 0.1%
General Cable Corp., 144A, 5.75%, 10/1/2022	1,000,000	962,500
Iron Mountain, Inc., 5.75%, 8/15/2024	4,000,000	3,610,000

		4,572,500
Information Technology 0.4%
Freescale Semiconductor, Inc., 4.148% ***, 12/15/2014	2,000,000	1,990,000
Sensata Technologies BV, 144A, 4.875%, 10/15/2023	1,000,000	922,500
Unisys Corp., 6.25%, 8/15/2017	2,000,000	2,110,000
VeriSign, Inc., 144A, 4.625%, 5/1/2023	1,750,000	1,636,250
Viasystems, Inc., 144A, 7.875%, 5/1/2019	5,000,000	5,325,000

		11,983,750
Materials 0.9%
Clearwater Paper Corp., 4.5%, 2/1/2023	2,851,000	2,580,155
FMG Resources (August 2006) Pty Ltd., 144A, 6.875%, 4/1/2022	5,000,000	4,950,000
Hecla Mining Co., 144A, 6.875%, 5/1/2021	6,000,000	5,460,000
Hexion U.S. Finance Corp., 144A, 6.625%, 4/15/2020	10,000,000	9,875,000
United States Steel Corp., 7.5%, 3/15/2022	4,000,000	4,010,000

		26,875,155
Telecommunication Services 0.3%
Intelsat Jackson Holdings SA, 144A, 5.5%, 8/1/2023	10,000,000	9,275,000
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020	1,000,000	1,000,000

		10,275,000

Total Corporate Bonds (Cost $159,521,591)		156,065,630
Asset-Backed 0.2%
Miscellaneous
Fairway Loan Funding Co., "B2L", Series 2006-1A, 144A, 4.068% ***, 10/17/2018	7,000,000	6,445,320
NYLIM Flatiron CLO Ltd., "D", Series 2005-1A, 144A, 2.065% ***, 8/10/2017	153,201	152,824

Total Asset-Backed (Cost $5,997,902)		6,598,144

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary
Buffets Restaurants Holdings, Inc.*	436	2,834
Dex Media, Inc.*	786	7,286

Total Common Stocks (Cost $66,864)		10,120
Cash Equivalents 10.8%
Central Cash Management Fund, 0.05% (a)	325,753,659	325,753,659
DWS Variable NAV Money Fund, 0.22% (a)	1,000,320	10,004,202

Total Cash Equivalents (Cost $335,757,861)		335,757,861

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,298,276,283) †	105.8	3,298,942,258
Other Assets and Liabilities, Net	(5.8)	(180,752,468)

Net Assets	100.0	3,118,189,790

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 3.0%	4/18/2014	1,413,475	1,378,046	42,404
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/21/2014	298,057	290,586	8,942
				1,668,632	51,346

*	Non-income producing security.
**
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of August 31, 2013.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2013.

†
The cost for federal income tax purposes was $3,298,596,817.  At August 31, 2013, net unrealized appreciation for all securities based on tax cost was $345,441.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,282,107 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,936,666.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
LIBOR: London Interbank Offered Rate
Prime Rate: Interest rate charged by banks to their most creditworthy customers.

At August 31, 2013, the Fund had unfunded loan commitments of $15,505,019, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Media General, Inc., Term Delay Draw, Term Loan B, 7/31/2020	12,505,019	12,546,750	41,731
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	3,000,000	3,015,000	15,000
Total unrealized appreciation			56,731

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(b)
Loan Participations and Assignments	$—	$2,800,510,503	$—	$2,800,510,503
Corporate Bonds	—	156,065,630	—	156,065,630
Asset-Backed	—	6,598,144	—	6,598,144
Common Stocks	7,286	2,834	—	10,120
Short-Term Investments	335,757,861	—	—	335,757,861
Unfunded Loan Commitment	—	56,731	—	56,731
Total	$335,765,147	$2,963,233,842	$—	$3,298,998,989

There have been no transfers between fair value measurement levels during the period ended August 31, 2013.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of DWS Portfolio Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	October 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2013